Great-West Core Bond Fund
Fund Summary
Investment Objective
The Fund seeks to provide total return, consisting of two components: (1) changes in the market value of its portfolio holdings (both realized and unrealized appreciation); and (2) income received from its portfolio holdings.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table does not reflect the fees and expenses of any Permitted Account. If reflected, the fees and expenses shown would be higher.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Great-West Core Bond Fund		Institutional Class	Investor Class	Class L
Management Fees	[1]	0.32%	0.32%	0.32%
Distribution and Service (12b-1) Fees	[1]	none	none	0.25%
Other Expenses	[1]	0.06%	0.49%	0.49%
Shareholder Services Fees	[1]	none	0.35%	0.35%
Other Expenses	[1],[2]	0.06%	0.14%	0.14%
Total Annual Fund Operating Expenses	[1]	0.38%	0.81%	1.06%
Fee Waiver and Expense Reimbursement	[1],[3]	0.03%	0.11%	0.11%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	[1]	0.35%	0.70%	0.95%
[1]	The fees and expenses of the Fund have been restated to reflect fee and expense changes that will be effective on May 1, 2017.
[2]	“Other Expenses” are based on estimated amounts for the current fiscal year.
[3]	GWCM has contractually agreed to waive fees or reimburse expenses that exceed 0.35% of the Fund's average daily net assets attributable to each Class, excluding Distribution and Service (12b-1) Fees, Shareholder Services Fees, brokerage expenses, taxes, dividend interest on short sales, interest expenses, and any extraordinary expenses, including litigation costs (the "Expense Limit"). The agreement's current term ends on April 30, 2018 and automatically renews for one-year terms unless it is terminated by Great-West Funds or GWCM upon written notice within 90 days of the end of the current term or upon termination of the investment advisory agreement. Under the agreement, GWCM may recoup, subject to Board approval, these waivers and reimbursements in future periods, not exceeding three years following the particular waiver/reimbursement, provided Total Annual Fund Operating Expenses of a Class plus such recoupment do not exceed the Expense Limit that was in place at the time of the waiver/reimbursement as well as the current Expense Limit.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example does not reflect the fees and expenses of any Permitted Account. If reflected, the fees and expenses in the Example would be higher.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that the expense reimbursement is in place for the first year, that your investment has a 5% return each year, that all dividends and capital gains are reinvested, and that the Fund’s operating expenses are the amount shown in the fee table and remain the same for the years shown. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example - Great-West Core Bond Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Institutional Class	36	119	210	477
Investor Class	72	248	439	991
Class L	97	326	574	1,284

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s turnover rate was 54% of the average value of its portfolio.
Principal Investment Strategies
The following is a summary of the principal investment strategies of the Fund:

The Fund will, under normal circumstances, invest 80% of its assets (plus the amount of any borrowings for investment purposes) in fixed income securities. The Fund will, under normal circumstances, invest primarily in a diversified portfolio of investment grade fixed income securities at the time of purchase, including mortgage-backed securities, to be announced (TBA)/when issued (WI) securities, corporate fixed income securities and U.S. government obligations. The Fund may also purchase interests in bank loans. A portion of the Fund may also be invested in foreign investment grade fixed income securities and domestic or foreign below investment-grade securities (“high yield-high risk” or “junk”). Domestic below investment grade fixed income securities include both convertible and high yield corporate fixed income securities. Foreign governments or corporations in either emerging or developed market countries issue foreign below investment grade and foreign investment grade fixed income securities. The foreign fixed income securities in which the Fund may invest may be denominated in either foreign currency or in U.S. Dollars. If a security is downgraded below any minimum quality grade discussed above, the portfolio managers will re-evaluate the security, but will not be required to sell it. The Fund may use exchange traded and over-the-counter (OTC) derivative contracts, including but not limited to, interest rate futures, index futures, securities futures, currency futures, deliverable and non-deliverable bond and currency forward contracts; credit default swaps and credit default swap indices; currency, interest rate, inflation, and total return swaps and forward rate agreements; and currency, bond and swap options to implement elements of its investment strategy.

When selecting investments for the Fund, a Sub-Adviser (defined below) may invest in securities directly or in other registered investment companies, including, for example, funds advised by a Sub-Adviser or its affiliates.

The Fund may allocate relatively more of its holdings to a sector that the portfolio managers expect to offer the best balance between total return and risk. The Fund will provide the appreciation component of total return by selecting those securities whose prices will, in the opinion of the portfolio managers, benefit from anticipated changes in economic and market conditions. The portfolio managers may lengthen or shorten duration from time to time based on their interest rate outlook; however, the Fund has no set duration parameters.

The Fund’s investment portfolio is managed by two sub-advisers: Federated Investment Management Company (“Federated”) and Wellington Management Company LLP (“Wellington”) (each, a “Sub-Adviser,” and collectively, the “Sub-Advisers”). GWCM maintains a strategic asset allocation of the Fund’s assets with each Sub-Adviser. Both Federated and Wellington seek to provide long-term total returns in excess of the U.S. bond market as represented by the Bloomberg Barclays U.S. Aggregate Bond Index with equivalent or lower levels of risk.
Principal Investment Risks
The following is a summary of the principal investment risks of investing in the Fund:

Bank Loan Risk - Bank loans, which include institutionally-traded floating rate securities, are obligations of companies or other entities that are typically issued in connection with recapitalizations, acquisitions, and refinancings. Bank loans often involve borrowers whose financial conditions are troubled or uncertain and companies that are highly leveraged. The market for bank loans may not be highly liquid and the Fund may have difficulty selling bank loans. These investments expose the Fund to the credit risk of both the financial institution and the underlying borrower. Bank loans generally are subject to legal or contractual restrictions on resale. In addition, bank loans may have trade settlement periods extending beyond seven days. Bank loans may be structured such that they are not securities under securities laws and subject to securities laws protections against fraud and misrepresentation. As such, there can be no assurances that fraud or misrepresentation will not occur with respect to bank loans in which the Fund invests.

Call Risk - An issuer may redeem a fixed income security before maturity (a “call”) at a price below its current market value.

Credit Risk - An issuer may default on its obligations to pay principal and/or interest. A security’s value may be affected by changes in its credit quality rating or its issuer’s financial conditions.

Currency Risk - Adverse fluctuations in exchange rates between the U.S. Dollar and other currencies may cause the Fund to lose money on investments denominated in foreign currencies.

Derivatives Risk - Using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices, currency rates or interest rates are changing. The Fund may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the Fund’s holdings. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. Derivatives can also make a fund less liquid and harder to value, especially in declining markets. There can be no assurance that the Fund’s use of derivative contracts will work as intended.

Foreign Securities Risk - Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, currency valuation or economic developments. In addition, emerging markets may be more volatile and less liquid than the markets of more mature economies, and the securities of emerging markets issuers often are subject to rapid and large changes in price.

Geographic Concentration Risk - Geographic concentration risk is the risk that economic, political and social conditions in the countries or regions in which the Fund invests will have a significant impact on the performance of the Fund.

High Yield Securities Risk - Below investment grade (“high yield-high risk” or “junk”) bonds have a higher degree of credit risk and may be less liquid and subject to greater volatility in market value than investment grade bonds.

Interest Rate Risk - The market value of a fixed income security is affected significantly by changes in interest rates. When interest rates rise, the security’s market value declines and when interest rates decline, market values rise. The longer a security’s maturity, the greater the risk and the higher its yield. Conversely, the shorter a security’s maturity, the lower the risk and the lower its yield. In general, the longer the maturity or duration of a security, the greater its sensitivity to changes in interest rates. The maturity of a security is a measure of the time remaining until the final payment of the security is due. Duration is a measure of a portfolio’s price sensitivity to changes in prevailing interest rates. For example, if interest rates rise by 1%, a portfolio with a two-year effective duration would expect the value of its portfolio to decrease by 2% and a portfolio with a ten-year effective duration would expect the value of its portfolio to decrease by 10%, all other factors being equal. Recent and potential future changes in government monetary policy may affect the level of interest rates.

Liquidity Risk - The fixed income securities in which the Fund invests may be less readily marketable and may be subject to greater fluctuation in price than other securities. When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities at or near their perceived value. In such a market, the value of such securities and the Fund’s share price may fall dramatically. Extraordinary and sudden changes in interest rates could disrupt the market for fixed-income securities and result in fluctuations in the Fund’s net asset value. Increased redemptions due to a rise in interest rates may require the Fund to liquidate its holdings at an unfavorable time and/or under adverse or disadvantageous conditions which may negatively affect the Fund. Investments in many, but not all, foreign securities tend to have greater exposure to liquidity risk than domestic securities.

Management Risk - A strategy used by the portfolio managers may fail to produce the intended results.

Market Risk - The market values of securities owned by the Fund will go up and down, sometimes rapidly or unpredictably. A security's market value may be reduced by market activity or other results of supply and demand unrelated to the issuer. This is a basic risk associated with all securities. When there are more sellers than buyers, prices tend to fall. Likewise, when there are more buyers than sellers, prices tend to rise.

Mortgage-Backed and Asset-Backed Securities Risk - Mortgage-backed and asset-backed securities represent interests in “pools” of mortgages and other assets, including consumer loans or receivables held in trust. Mortgage-backed and asset-backed securities are subject to interest rate risk and credit risk. These securities are also subject to the risk that borrowers will prepay the principal on their loans more quickly than expected (prepayment risk) or more slowly than expected (extension risk), which will affect the yield, average life and price of the securities. In addition, faster than expected prepayments may cause the Fund to invest the prepaid principal in lower yielding securities, and slower than expected prepayments may reduce the potential for the Fund to invest in higher yielding securities.

Multi-Manager Risk - Each Sub-Adviser makes investment decisions independently. It is possible that the security selection process of the Sub-Advisers may not complement one another and the Fund may have buy and sell transactions in the same security on the same day. The Sub-Advisers selected may underperform the market generally or other sub-advisers that could have been selected.

To Be Announced (“TBA”) and When-Issued Transaction Risk - TBA and when-issued securities involve the risk that the security the Fund buys will lose value prior to its delivery. There is also risk that the security will not be issued or that the other party to the transaction will not meet its obligations. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

U.S. Government Securities Risk - Yields available from U.S. Government securities are generally lower than yields from many other fixed income securities. U.S. Government securities may be adversely affected by changes in interest rates or a default by, or decline in the credit quality of, the U.S. Government.

U.S. Government Sponsored Securities Risk - Securities issued by U.S. Government-sponsored enterprises (“GSEs”), such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks, are not issued or guaranteed by the U.S. Treasury.

An investment in the Fund is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency, and is subject to the possible loss of your original investment.
Performance
The bar chart and table below provide an indication of the risk of investment in the Fund by showing changes in the performance of the Fund’s Investor Class for the last ten calendar years and comparing the Fund’s Investor Class and Institutional Class average annual total return to the performance of a broad-based securities market index. No Class L share performance data is provided because Class L shares have not commenced operations. Class L share performance will appear in a future version of this Prospectus after Class L shares have annual returns for one complete calendar year. The returns shown below are historical and are not an indication of future performance. Total return figures assume reinvestment of dividends and capital gain distributions and include the effect of the Fund’s recurring expenses, but do not include fees and expenses of any Permitted Account. If those fees and expenses were reflected, the performance shown would have been lower.

Updated performance information may be obtained at www.greatwestfunds.com (the website does not form a part of this Prospectus).
Calendar Year Total Returns

	Quarter Ended	Total Return
Best Quarter	September 2009	5.41%
Worst Quarter	June 2013	-3.76%

Average Annual Total Returns for the Periods Ended December 31, 2016
Average Annual Total Returns - Great-West Core Bond Fund	One Year	Five Years	Ten Years	Since Inception [1]	Inception Date
Institutional Class	4.99%			1.61%	May 01, 2015
Institutional Class | Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	2.65%			1.16%	May 01, 2015
Investor Class	4.69%	2.46%	4.62%
Investor Class | Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	2.65%	2.23%	4.34%
[1]	Since inception on May 1, 2015